TAXATION (Details - Valuation Allowance) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Valuation allowance, beginning	$ 0	$ (304,418)
Additions to valuation allowance	95,844	0
Reductions in valuation allowance	0	304,418
Valuation allowance, ending balance	$ 95,844	$ (0)